Supplement to the John Hancock Income Funds Prospectus
                               dated April 1, 1999

On page 4, the "Portfolio Managers" section for the John Hancock Bond Fund has been changed as follows:

         PORTFOLIO MANAGERS

         James K. Ho, CFA

         Executive vice president of adviser
         Joined team in 1995
         Joined adviser
         in 1985 Began career in 1977


         Anthony A. Goodchild

         Senior vice president of adviser
         Joined team in 1998
         Joined adviser in
         1994 Began career in 1968


         Benjamin Matthews

         Vice president of adviser
         Joined team in 1995
         Joined adviser in 1995
         Began career in 1970


         Triet Nguyen

         Vice president of adviser
         Joined team in 1998
         Joined adviser in 1998
         Began career in 1980



7/1/99